Prepaid Expenses and Other Assets, Net (Details)		12 Months Ended	13 Months Ended
		Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Prepaid Expenses and Other Assets, Net [Line Items]
Fund advance payment	[1]				$ 445,846
Deposit payments					2,750,000
Prepaid interest				3,000,000
Acquisition target investment				2,000,000
Allowance for credit losses	[2]			1,685,300
Rental expense (in Dollars)		$ 10,000	$ 10,000
Allowance for credit losses	[3]			15,420
Target Investee from September 2024 [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Deposit payments				$ 3,000,000	$ 3,000,000

[1]	The balance, which mainly comprised legal fees and management fees paid on behalf of the funds, decreased to nil as of September 30, 2025 from $445,846 as of September 30, 2024. This decrease resulted from (i) the removal of amounts related to a disposed subsidiary and (ii) the write-off of the remaining balance. During the year ended September 30, 2024, the Group considered that several funds were closed and the collectability of the related amounts was low due to the then-prevailing market conditions; accordingly, a full allowance for credit losses was provided.
[2]	The balances as of September 30, 2025 mainly represented the balances due from PFHL, a former related party, for its operation purpose, which were due upon request. On December 7, 2024, the Group received a letter and was informed that PFHGL was in liquidation by an Order made by the Eastern Caribbean Supreme Court in the British Virgin Islands since December 2, 2024. As of the date of this report, the Group was still in the process of collection. During the year ended September 30, 2024, the Group provided a full allowance for credit losses, as the credit risk was perceived as remote. As of September 30, 2025, the allowance for credit losses were $1,685,300. PFHGL is no longer a related party since December 2024.
[3]	The balances as of September 30, 2025 mainly represented the balances due from PSL, a former related party, for its operation purpose, which were due upon request. The Group leases the office premises to PSL under non-cancelable operating leases with an expiration date on June 30, 2025. The monthly rental expense is HK$ 10,000. As of September 30, 2024, the Group provided full allowance for the credit losses accordingly considering the status of PFHGL. As of September 30, 2025, the allowance for credit losses were $15,420. PSL is no longer a related party since December 2024.